Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Research, Development, and Computer Software, Policy (Policies)	9 Months Ended
May 31, 2016
Policies
Research, Development, and Computer Software, Policy

Research and development costs - The Company expenses costs of research and development cost as incurred. Research and development costs for the three months ended May 31, 2016, and May 31, 2015, was $57,337 and $161,579 respectively and for the nine months ended May 31, 2016, and May 31, 2015, was $154,314 and $ 295,274.